Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schwab S&P 500 Index Portfolio | Schwab S&P 500 Index Portfolio
Prospectus [Line Items]
Annual Return [Percent]	17.82664%	24.95309%	26.22%	(18.12%)	28.67%	18.28%	31.48%	(4.40%)	21.72%	11.68%
Schwab Government Money Market Portfolio | Schwab Government Money Market Portfolio
Prospectus [Line Items]
Annual Return [Percent]	4.10742%	5.07%	4.89%	1.43%	0.06%	0.29%	1.91%	1.52%	0.45%	0.01%
Schwab VIT Balanced Portfolio | Schwab VIT Balanced Portfolio
Prospectus [Line Items]
Annual Return [Percent]	12.93%	7.85677%	11.96%	(14.71%)	8.19%	8.23%	14.24%	(4.63%)	10.00%	4.78%
Schwab VIT Balanced with Growth Portfolio | Schwab VIT Balanced with Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	15.59607%	9.97958%	14.85%	(16.00%)	11.42%	10.09%	18.05%	(6.70%)	13.70%	6.38%
Schwab VIT Growth Portfolio | Schwab VIT Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	18.23848%	11.77606%	17.52%	(17.24%)	14.67%	11.34%	20.84%	(8.35%)	17.14%	7.67%